Marketable Securities - Amortized Cost and Estimated Fair Value of Marketable Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Securities Investments
Cost	$ 68,527	$ 46,158
Gross Unrealized Gains	1,931	259
Gross Unrealized Losses	3,971	2,630
Fair Value	66,487	43,787
Securities Investments [Member]
Securities Investments
Cost	6,470	6,463
Gross Unrealized Gains	0	10
Gross Unrealized Losses	3,945	2,523
Fair Value	2,525	3,950
Debt Securities Carried by EGL [Member]
Securities Investments
Cost	38,392	37,404
Gross Unrealized Gains	77	94
Gross Unrealized Losses	15	8
Fair Value	38,454	37,490
Investment Funds [Member]
Securities Investments
Cost	23,665	2,291
Gross Unrealized Gains	1,854	155
Gross Unrealized Losses	11	99
Fair Value	$ 25,508	$ 2,347